Expense Example, No Redemption - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Global Credit Fund - Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	647
5 Years	840
10 Years	1,395
Fidelity Advisor Global Credit Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	656
5 Years	859
10 Years	1,446
Fidelity Advisor Global Credit Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	501
5 Years	878
10 Years	1,724
Fidelity Advisor Global Credit Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	169
5 Years	301
10 Years	683
Fidelity Advisor Global Credit Fund - Class Z
Expense Example, No Redemption:
1 Year	42
3 Years	139
5 Years	247
10 Years	$ 562